Stock-based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2
Employee [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)		84.00%
Expected term		6 years
Risk free interest rate (in hundredths)		1.10%
Dividend yield (in hundredths)		0.00%
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)	234,465	174,872
Granted (in shares)	0	87,184
Exercised (in shares)	0	(2,432)
Forfeited (in shares)	(3,740)	(25,159)
Outstanding (in shares)	230,725	234,465
Vested and expected to vest at December 31, 2013 (in shares)	221,246
Exercisable at December 31, 2013 (in shares)	137,559
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)	$ 12.37	$ 16.76
Granted (in dollars per share)	$ 0	$ 5.66
Exercised (in dollars per share)	$ 0	$ 4.40
Forfeited (in dollars per share)	$ 17.68	$ 20.45
Outstanding (in dollars per share)	$ 12.28	$ 12.37
Vested and expected to vest at December 31, 2013 (in dollars per share)	$ 12.49
Exercisable at December 31, 2013 (in dollars per share)	$ 15.43
Weighted-average remaining contractual term [Abstract]
Outstanding	7 years 6 months
Vested and expected to vest at December 31, 2013	7 years 6 months
Exercisable at December 31, 2013	7 years 2 months 12 days
Aggregate intrinsic value [Abstract]
Outstanding	$ 0
Vested and expected to vest at December 31, 2013	0
Exercisable at December 31, 2013	0
Stock options issued for purchase of common stock (in shares)	0	87,184
Stock Options [Member] | Employee [Member]
Aggregate intrinsic value [Abstract]
Fair value of options (in dollars per share)		$ 5.66
Weighted-average assumptions [Abstract]
Unrecognized compensation expense	400,000
Stock Options [Member] | Non-Employee Director [Member]
Weighted-average assumptions [Abstract]
Unrecognized compensation expense	0
Stock Options [Member] | Employee And Non Employee Director [Member]
Number of shares [Abstract]
Granted (in shares)		87,184
Aggregate intrinsic value [Abstract]
Stock options issued for purchase of common stock (in shares)		87,184
Weighted-average assumptions [Abstract]
Stock-based compensation expense	400,000	400,000
Restricted Stock [Member]
Weighted-average assumptions [Abstract]
Stock-based compensation expense	200,000	100,000
Weighted average period for recognizing compensation expense	2 years
Number of shares [Abstract]
Nonvested (in shares)	74,372	13,988
Granted (in shares)	0	67,863
Vested (in shares)	(19,221)	(5,047)
Forfeited (in shares)	(430)	(2,432)
Nonvested (in shares)	54,721	74,372
Weighted-average grant date fair value [Abstract]
Nonvested (in dollars per share)	$ 7.81	$ 24.20
Granted (in dollars per share)	$ 0	$ 6.00
Vested (in dollars per share)	$ 8.35	$ 24.20
Forfeited (in dollars per share)	$ 13.36	$ 17.36
Nonvested (in dollars per share)	$ 7.59	$ 7.81
Unrecognized compensation expense related to restricted stock awards	$ 200,000
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	4 years
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	10 years
2010 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grants (in shares)	155,246
2010 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	4 years
2010 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	10 years